Debt (Details) - Humacyte, Inc. - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Debt Instrument [Line Items]
Proceeds from debt instruments			$ 3,251	$ 3,251
Gain on PPP loan forgiveness		$ 3,284
Paycheck Protection Program
Debt Instrument [Line Items]
Proceeds from debt instruments	$ 3,300
Gain on PPP loan forgiveness		$ 3,284